ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2024
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of operating subsidiaries
Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Happiness (Fuzhou) E-commerce Co., Ltd (“Happiness Fuzhou”) (d) (e)	June 1, 2018	PRC	US$ 10,000,000	100% by Happiness Hong Kong	Investment
Happiness (Shunchang) E-commerce Co. Ltd (“Happiness Shunchang”)	July 11, 2023	PRC	RMB 500,000	100% by Happiness Hong Kong	Investment
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Happiness Shunchang	Management and consulting service
Taochejun (Hainan) New Energy Technology Co., Ltd. (d)	June 15, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Taochejun (Fujian) automobiles Co., Ltd	April 27, 2021	PRC	RMB 30,000,000	61% by Happiness Shunchang	Automobile sales
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”) (a) (e)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd. (a) (e)	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd. (a) (e)	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”) (a) (e)	December 10, 2012	PRC	RMB 51,110,000	70% by Fujian Happiness	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”) (a) (e)	October 13, 2017	PRC	RMB 10,000,000	100% by Fujian Happiness	Advertising service, online sales, food sales, commodity sales, information consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) (b/e)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD (c) (e)	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”) (c)(e)	September 2, 2021	PRC	RMB 1,000,000	51% by Happy Buy	Advertising service, online sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”) (d)	July 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd. (d)	July 13, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales.
March 31, 2023
Current assets for discontinued operations
Cash and cash equivalents	$1,306,125
Accounts receivable, net	1,706,279
Inventories	335,019
Prepaid expenses and other current assets	1,081,684
Total	$4,429,107

Non-current assets for discontinued operations
Property, plant and equipment, net	$8,456,802
Intangible assets, net	7,577,922
Goodwill	1,271,745
Prepaid assets	2,181,678
Total	$19,488,147

Total assets	$23,917,254

Current liabilities for discontinued operations
Accounts payable	$13,462,008
Other payables and accrued liabilities	4,383,324
Income tax payable	134,373
Short-term bank borrowings	2,241,076
Total	$20,220,781

Non-current liabilities for discontinued operations
Deferred tax liability	$1,514,060
Total	$1,514,060

Total liabilities	$21,734,841